FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
               or fiscal year ending: 12 /31/96  (b)


Is this a transition report?: (Y/N)     N


Is this an amendment to a previous filing? (Y/N) Y


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.  A.  Registrant Name:Prudential Qualified Individual Variable Contract
Account
    B.  File Number: 811- 3625
     C.  Telephone Number:201-802-6000

2.  	A.  Street:213 Washington Street
     	B.  City:Newark           C.  State:NJ   D.  Zip Code:07102
               Zip Ext:2992         E.  Foreign Country:
	      Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?(Y/N) N

4.  Is this the last filing on this form by Registrant?(Y/N)   N

5.  Is Registrant a small business investment company (SBIC)?(Y/N) N

6.  Is Registrant a unit investment trust(UIT)?(Y/N) Y
  (If answer is "Y" (yes) complete only items 111 through 132)

7.  A.  Is Registrantor multiple portfolio company?(Y/N)
        	(If answer is "N" (No), go to item 8.)
    B.  How many separate series 6r portfolios did Registrant have at the end
 of the 	period?

SCREEN NUMBER:  01	PAGE NUMBER: 01


For period ending 12/31/96              				If filing more than one
File number 811- 3625                				Page 2, "X":  _____



C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE
 TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATON IS REQUIRED EACH TIME THE FORM IS FILED.


  										Is this the
 Series	 								last filing
 Number  	Series Name							for this series?

    1	      									(Y/N)





















6


SCREEN NUMBER:  02	PAGE NUMBER: 02


(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)



For period ending 12/31/96              	If filing more than one
File number 811- 3625          	Page 47, "X":

UNIT INVESTMENT TRUSTS

111.* A.  Depositor Name:
      B.  File Number (If any):
      C.  City:
	  State:       Zip Code:             Zip Ext:
           Foreign Country:                 Foreign Postal Code:
111.* A.  Depositor Name:
      B.  File Number (If any):
      C.City:               State:      Zip Code:       Zip Ext:
	Foreign Country:                 	Foreign Postal Code:

112. * A.  Sponsor Name:
	B.  File Number (If any):
       	C.  City:               State:      Zip Code:       Zip Ext:
              Foreign Country:                 Foreign Postal Code:
112. * A.  Sponsor Name:
	 B.  File Number (If any):
   	 C.  City:               State:      Zip Code:       Zip Ext:
	    Foreign Country:                 Foreign Postal Code:
















SCREEN NUMBER: 65	PAGE NUMBER: 47



For period ending 12/31/96              					If filing more than one
File number 811- 3625                					Page 48, "X":


113. 	A.  Trustee Name:
 *   	B.  City:            State:        Zip Code:   Zip Ext:
      	Foreign Country:               Foreign Postal Code:
113. 	A.  Trustee Name:
 *   	B.  City:                 State:        Zip Code:       Zip Ext:
    	Foreign Country:                 Foreign Postal Code:

114. 	A.  Principal Underwriter Name:                           *
	B.  File Number: 8-
     	C.  City:                     State:          Zip Code:            Zip
 Ext:
  	Foreign Country:                 Foreign Postal Code:
114. 	A.  Principal Underwriter Name:
*   	B.  File Number: 8-
     	C.  City:                    State:        Zip Code:           Zip Ext:

  	Foreign Country:                 Foreign Postal Code:

115. 	A.  Independent Public Accountant Name:  Price Waterhouse, LLP
* B.  City:New York    State: NY         Zip Code:10036  Zip Ext:
    	Foreign Country:               Foreign Postal Code:
115. 	A.  Independent Public Accountant Name:
 *   	B.  City:                 State:        Zip Code:       Zip Ext:
     	Foreign Country:                 Foreign Postal Code:













SCREEN NUMBER: 56	PAGE NUMBER: 48


For period ending 12/31/96              					If filing more than one
File number 811- 3625                					Page 49, "X":6


116. A.  Is Registrant part of a family of investment companies?(Y/N)
 *

     B.  Identify the family in 10 letters:
         (NOTE: In filing this form, use this identification consistently for
 all investment 	companies in family.  This  designation is for purposes of this form only.)

117. A.  Is Reparate account of an insurance company?(Y/N)
 *

     If answer is "Y" (Yes), are any of the following types of contracts funded
 by the 	Registrant?:
     B.  Variable annuity contracts?(Y/N):
     C.  Scheduled premium variable life contracts:
     D.  Flexible premium variable life contracts:
     E.  Other types of insurance products registered under the Securities
 Acts of 	1933?(Y/N)

118.  State the number of series existing at the end of the period that had
  *    securities registered under the Securities Act of 1933


119.  State the number of new series for which registration statements
 * 	the Securities Act of 1933 became effective during the period


120.  	State the total value of the portfolio securities on the date of
*  	deposit for the new series included 9 ($000's omitted)


121.  State the number of series for which a current prospectus was in
*       existence at the end of the period

122.  State the number of existing series for which additional units
 *    were registered under the Securities Act of 1933 during the period









SCREEN NUMBER: 57	PAGE NUMBER: 49

For period ending 12/31/96  					If filing more than one
File number 811- 3625            					Page 50, "X": ______

123.  State the total value of the additional units considered in answering
 *  item 122 ($000's omitted) $__________

124.  State the total value of units prior series that were placed in the
*   portfolios of subsequent series during the current period (the value of
these units is to be 	measured on the date they were placed in the subsequent
 series)($000's 	omitted) $___________



125.  State the total dollar amount of sales loads collected (before reallowances to
  *	 other brokers or dealers) by Registrant's principal underwriter and any
	underwriter which is an affiliated person of the principal underwriter during
 the 	current period solely from the sale of units of all series of Registrant
($000's omitted) $______________

126.  Of the amounts shown in item 125, state the total dollar amount of sales
 loads 	collected from secondary market operations in Registrant's units
 (include the 	sales loads, if any, collected on units of a prior series placed
 in the portfolio of a 	subsequent series.)($000's omitted) $_______________


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each
 type 	of security shown, the aggregate total assets at market value as of a
 date at or 	near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                              			Number of  Total Assets    Total Income
                                			Series         ($000's       Distributions
                              			Investing      omitted)        ($000's omitted)

A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities     1          3,719,156
K.  Other securities
L.  Total assets of all series of              3,719,156
    registrant



SCREEN NUMBER: 58	PAGE NUMBER:50


































For period ending 12/31/96      					If filing more than one
File number 811- 3625         					Page 51, "X"_______

128.  Is the timely payment of principal and interest on any of the portfolio
*  securities held by any of Registrant's series at the end of the current
 period insured or 	guaranteed by an entity other than the issuer?(Y/N)


129.  Is the issuer of any instrument covered in item 128 delinquent or in
* default as to payment of principal or interest at the end of the current period?
	(Y/N)  __________

130.  In computations of NAV or offering price per unit, is any part of the
*  value attributed to instruments identified in item 129 derived from insurance
 or 	guarantees?(Y/N) _________

131.  Total expenses incurred by all series of Registrant during the current
reporting 	period ($000's omitted) $40,890

132.  List the "811" (Investment Company Act of 1940) registration number for
*   all Series of Registrant that are being included in this filing:


		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-











SCREEN NUMBER: 59	PAGE NUMBER:51


This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 2nd day of April, 1997.



THE PRUDENTIAL INSURANCE COMPANY OF AMERICA



BY:  /S/ Lisa Ramaswamy  WITNESS: /S/ Kathleen McClunn .

	Lisa Ramaswamy			Kathleen McClunn
	Vice President				Manager, Accounting